Fair Value Measurements - Assets and Liabilities Carried at Fair Value by Classification Level in Valuation Hierarchy (Detail) - Recurring - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Assets:
Securities available-for-sale	$ 1,898,000	$ 601,000	$ 4,230,000
Liabilities:
Contingent consideration payable	0	0	0
Level 1
Assets:
Securities available-for-sale	1,898,000	601,000	4,230,000
Liabilities:
Contingent consideration payable	0	0	0
Level 2
Assets:
Securities available-for-sale	0	0	0
Liabilities:
Contingent consideration payable	0	0	0
Level 3
Assets:
Securities available-for-sale	0	0	0
Liabilities:
Contingent consideration payable	$ 0	$ 0	$ 0